Asset Impairment, Exit, Implementation And Integration Costs (Movement In The Severance Liability And Details Of Asset Impairment And Exit Costs) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Severance liability beginning balance	$ 26	$ 228
Charges, net	222	36
Cash spent	(44)	(227)
Other	(48)	(11)
Severance liability ending balance	156	26
Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance liability beginning balance	26	228
Charges, net	154	(11)
Cash spent	(24)	(191)
Severance liability ending balance	156	26
Other [Member]
Restructuring Cost and Reserve [Line Items]
Severance liability beginning balance
Charges, net	68	47
Cash spent	(20)	(36)
Other	(48)	(11)
Severance liability ending balance